CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables) - Parent Company [Member]	12 Months Ended
Mar. 31, 2026
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF BALANCE SHEET

	As of March 31,
	2025	2026
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	2	2
Prepaid expenses and other current assets	26,516	-
Inter-company receivable	466,289	432,580
Non-current assets
Investment in subsidiaries	(563,937)	(230,876)
Total assets	(71,130)	201,706

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Inter-company payable	(324)	862
Due to related parties	22,906	20,794
Other payables and accrued liabilities	38,951	36,987
Total liabilities	61,533	58,643

Shareholders’ equity
Class A ordinary shares, par value US$0.001; Authorized: 900,000,000 shares; Issued and outstanding: 721 shares as of March 31,2025 and 169,242 shares as of March 31, 2026*	26	5,839
Class B ordinary shares, par value US$0.001; Authorized: 100,000,000 shares; nil shares as of March 31, 2025 and March 31, 2026	-	-
Additional paid-in capital	732,909	1,204,970
Subscription Receivables	-	(155,495)
Accumulated deficit	(878,915)	(906,751)
Accumulated other comprehensive income	13,317	(5,500)
Total shareholders’ equity	(132,663)	143,063
Total liabilities and shareholders’ equity	(71,130)	201,706

SCHEDULE OF COMPREHENSIVE (LOSS)/INCOME

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Loss from equity method investments	(50,082)	(558,399)	28,691
Operating expenses	(10,802)	(111,688)	(56,527)
Net loss	(60,884)	(670,087)	(27,836)
Foreign currency translation difference	1,456	10,584	(18,817)
Comprehensive loss	(59,428)	(659,503)	(46,653)

SCHEDULE OF CASH FLOWS

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	(60,884)	(670,087)	(27,836)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity loss of subsidiaries	50,082	558,399	(28,691)
Share-based compensation and expenses	8,892	111,034	-
Allowance for credit loss, net	-	-	25,950
Changes in operating assets and liabilities:
Inter-company receivable	(13,078)	10,624	33,709
Prepaid expenses and other current assets	(500)	(21,355)	(21,203)
Inter-company payable	(33,989)	(3,210)	1,186
Other payables and accrued liabilities	25,531	(5,058)	9,252
Net cash used in operating activities	(23,946)	(19,653)	(7,633)
Related-parties	2,901	(822)	(2,113)
Loan received from a shareholder	20,546	-	-
Proceeds from issuance of ordinary shares	-	11,724	-
Effect of exchange rate changes on cash and cash equivalent and restricted cash	498	8,752	9,746
Net change in cash and cash equivalent	(1)	1	-
Cash and cash equivalents, beginning of year	2	1	2
Cash and cash equivalents, end of year	1	2	2